Significant Accounting Policies (Details) - Schedule of details regarding the exchange rate - $ / shares				12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of details regarding the exchange rate [Abstract]
Consumer Price Index	$ 102.6	$ 101.1	$ 101.8	$ 102.6	$ 101.1	$ 101.8
Exchange rate of Euro	1.13	1.22	1.12	1.13	1.22	1.12
Exchange rate of CHF	1.09	1.13	1.03
Exchange rate of NIS	$ 0.32	$ 0.31	$ 0.29	0.32	0.31	0.29
Change in percentages of CHF				1.48	(0.69)	0.6
Change in percentages of Euro				(7.38)	(8.93)	(2)
Change in percentages of CHF				(3.54)	9.71	2
Change in percentages of NIS				$ 3.23	$ (6.9)	$ (7.4)